EQUITY	9 Months Ended
Sep. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4. EQUITY

In April 2012 the Company purchased 9,125,500 of the Company’s common stock from an unrelated third party for $9,126.

During April 2012 the Company issued 210,000 shares of its common stock to an officer and employee of the Company in exchange for services rendered at a price of $0.02 per share.

During April, 2012 the company sold 1,000,000 shares of  its common stock to a group of private investors for $51,250.

In April 2012 the company sold 8,367,850 shares of its common stock to our officers, directors and private investors for $173,902.

Between April 1, 2012 and August 31, 2012 the Company sold 5,531,798 shares of its common stock, at a price of 0.70 cents per share to a group of private investors. A director in the company purchased 250,000 of these shares.

During July 2012 the company issued 105,000 shares of its common stock to its consultants in exchange for services rendered.

As a result of the foregoing, a change of control took place, and the Company’s ability to use any net operating losses for federal income tax purposes will be significantly restricted.